UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09607

Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

Miami, FL 33137

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: July 1, 2016 – June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

REGISTRANT NAME: FAIRHOLME FUNDS, INC.

INVESTMENT COMPANY ACT FILE NUMBER:  811-09607

REPORTING PERIOD: 07/01/2016 - 06/30/2017

REGISTRANT ADDRESS: 4400 Biscayne Boulevard 9th Floor, Miami, FL 33137

NAME OF SERIES (AS APPLICABLE):  THE FAIRHOLME FUND

The Fairholme Fund Proxy Voting Record

SERITAGE GROWTH PROPERTIES

Security	81752R100	Meeting Type	Annual

Ticker Symbol	SRG	Meeting Date	25-Apr-2017

ISIN	US81752R1005	Agenda	934545697 - Management

ITEM	PROPOSAL	PROPOSED BY	VOTE	FOR/AGAINST MANAGEMENT

1A.	ELECTION OF CLASS II TRUSTEE: KENNETH T. LOMBARD	MANAGEMENT	FOR	FOR

1B.	ELECTION OF CLASS II TRUSTEE: BENJAMIN SCHALL	MANAGEMENT	FOR	FOR

2.	THE RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2017.	MANAGEMENT	FOR	FOR

3.	ADVISORY VOTE TO APPROVE SERITAGE GROWTH PROPERTIES’ EXECUTIVE COMPENSATION.	MANAGEMENT	FOR	FOR

4.	THE DETERMINATION, ON AN ADVISORY BASIS, OF THE FREQUENCY IN WHICH SHAREHOLDERS WILL PARTICIPATE IN ANY ADVISORY VOTE ON EXECUTIVE COMPENSATION.	MANAGEMENT	1 YEAR	FOR

SEARS HOLDINGS CORPORATION

Security	812350106	Meeting Type	Annual

Ticker Symbol	SHLD	Meeting Date	10-May-2017

ISIN	US8123501061	Agenda	934559545 - Management

ITEM	PROPOSAL	PROPOSED BY	VOTE	FOR/AGAINST MANAGEMENT

1.	DIRECTOR	MANAGEMENT

	1 BRUCE R. BERKOWITZ		FOR	FOR

	2 PAUL G. DEPODESTA		FOR	FOR

	3 KUNAL S. KAMLANI		FOR	FOR

	4 WILLIAM C. KUNKLER, III		FOR	FOR

	5 EDWARD S. LAMPERT		FOR	FOR

	6 ANN N. REESE		FOR	FOR

	7 THOMAS J. TISCH		FOR	FOR

2.	ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	MANAGEMENT	FOR	FOR

3.	ADVISORY VOTE ON THE FREQUENCY OF THE ADVISORY VOTE ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	MANAGEMENT	1 YEAR	FOR

4.	RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE OF DELOITTE & TOUCHE LLP AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2017.	MANAGEMENT	FOR	FOR

LANDS’ END, INC.

Security	51509F105	Meeting Type	Annual

Ticker Symbol	LE	Meeting Date	11-May-2017

ISIN	US51509F1057	Agenda	934559228 - Management

ITEM	PROPOSAL	PROPOSED BY	VOTE	FOR/AGAINST MANAGEMENT

1.	DIRECTOR	MANAGEMENT

	1 ROBERT A. BOWMAN		FOR	FOR

	2 ROBERT GALVIN		FOR	FOR

	3 JEROME S. GRIFFITH		FOR	FOR

	4 ELIZABETH LEYKUM		FOR	FOR

	5 JOSEPHINE LINDEN		FOR	FOR

	6 JOHN T. MCCLAIN		FOR	FOR

	7 JIGNESH PATEL		FOR	FOR

	8 JONAH STAW		FOR	FOR

2.	ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	MANAGEMENT	FOR	FOR

3.	APPROVE THE LANDS’ END, INC. 2017 STOCK PLAN.	MANAGEMENT	FOR	FOR

4.	RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE OF DELOITTE & TOUCHE LLP AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2017.	MANAGEMENT	FOR	FOR

SEARS HOMETOWN AND OUTLET STORES, INC.

Security	812362101	Meeting Type	Annual

Ticker Symbol	SHOS	Meeting Date	24-May-2017

ISIN	US8123621018	Agenda	934581655 - Management

ITEM	PROPOSAL	PROPOSED BY	VOTE	FOR/AGAINST MANAGEMENT

1.	DIRECTOR	MANAGEMENT

	1 E.J. BIRD		FOR	FOR

	2 JAMES F. GOOCH		FOR	FOR

	3 JOSEPHINE LINDEN		FOR	FOR

	4 KEVIN LONGINO		FOR	FOR

	5 WILLIAM K. PHELAN		FOR	FOR

	6 WILL POWELL		FOR	FOR

	7 DAVID ROBBINS		FOR	FOR

2.	APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	MANAGEMENT	FOR	FOR

3.	RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE OF BDO USA, LLP AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2017.	MANAGEMENT	FOR	FOR

THE ST. JOE COMPANY

Security	790148100	Meeting Type	Annual

Ticker Symbol	JOE	Meeting Date	25-May-2017

ISIN	US7901481009	Agenda	934587239 - Management

ITEM	PROPOSAL	PROPOSED BY	VOTE	FOR/AGAINST MANAGEMENT

1A.	ELECTION OF DIRECTOR: CESAR L. ALVAREZ	MANAGEMENT	FOR	FOR

1B.	ELECTION OF DIRECTOR: BRUCE R. BERKOWITZ	MANAGEMENT	FOR	FOR

1C.	ELECTION OF DIRECTOR: HOWARD S. FRANK	MANAGEMENT	FOR	FOR

1D.	ELECTION OF DIRECTOR: JORGE L. GONZALEZ	MANAGEMENT	FOR	FOR

1E.	ELECTION OF DIRECTOR: JAMES S. HUNT	MANAGEMENT	FOR	FOR

1F.	ELECTION OF DIRECTOR: STANLEY MARTIN	MANAGEMENT	FOR	FOR

1G.	ELECTION OF DIRECTOR: THOMAS P. MURPHY, JR.	MANAGEMENT	FOR	FOR

1H.	ELECTION OF DIRECTOR: VITO S. PORTERA	MANAGEMENT	FOR	FOR

2.	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2017 FISCAL YEAR.	MANAGEMENT	FOR	FOR

3.	APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	MANAGEMENT	FOR	FOR

4.	APPROVAL, ON AN ADVISORY BASIS, OF THE FREQUENCY OF FUTURE ADVISORY VOTES ON THE COMPENSATION FOR OUR NAMED EXECUTIVE OFFICERS.	MANAGEMENT	1 YEAR	FOR

IMPERIAL METALS CORPORATION

Security	452892102	Meeting Type	Annual

Ticker Symbol	IPMLF	Meeting Date	25-May-2017

ISIN	CA4528921022	Agenda	934600645 - Management

ITEM	PROPOSAL	PROPOSED BY	VOTE	FOR/AGAINST MANAGEMENT

01	DIRECTOR	MANAGEMENT

	1 PIERRE LEBEL		FOR	FOR

	2 J. BRIAN KYNOCH		FOR	FOR

	3 LARRY G. MOELLER		FOR	FOR

	4 THEODORE W. MURARO		FOR	FOR

	5 LAURIE PARE		FOR	FOR

	6 EDWARD A. YURKOWSKI		FOR	FOR

02	APPOINTMENT OF DELOITTE LLP AS AUDITORS OF THE COMPANY FOR THE ENSUING YEAR AND AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION.	MANAGEMENT	FOR	FOR

PROXY VOTING RECORD

REGISTRANT NAME: FAIRHOLME FUNDS, INC.

INVESTMENT COMPANY ACT FILE NUMBER:  811-09607

REPORTING PERIOD: 07/01/2016 - 06/30/2017

REGISTRANT ADDRESS: 4400 Biscayne Boulevard 9th Floor, Miami, FL 33137

NAME OF SERIES (AS APPLICABLE):  THE FAIRHOLME FOCUSED INCOME FUND

The Fairholme Focused Income Fund Proxy Voting Record

SERITAGE GROWTH PROPERTIES

Security	81752R100	Meeting Type	Annual

Ticker Symbol	SRG	Meeting Date	25-Apr-2017

ISIN	US81752R1005	Agenda	934545697 - Management

ITEM	PROPOSAL	PROPOSED BY	VOTE	FOR/AGAINST MANAGEMENT

1A.	ELECTION OF CLASS II TRUSTEE: KENNETH T. LOMBARD	MANAGEMENT	FOR	FOR

1B.	ELECTION OF CLASS II TRUSTEE: BENJAMIN SCHALL	MANAGEMENT	FOR	FOR

2.	THE RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2017.	MANAGEMENT	FOR	FOR

3.	ADVISORY VOTE TO APPROVE SERITAGE GROWTH PROPERTIES’ EXECUTIVE COMPENSATION.	MANAGEMENT	FOR	FOR

4.	THE DETERMINATION, ON AN ADVISORY BASIS, OF THE FREQUENCY IN WHICH SHAREHOLDERS WILL PARTICIPATE IN ANY ADVISORY VOTE ON EXECUTIVE COMPENSATION.	MANAGEMENT	1 YEAR	FOR

PROXY VOTING RECORD

REGISTRANT NAME: FAIRHOLME FUNDS, INC.

INVESTMENT COMPANY ACT FILE NUMBER:  811-09607

REPORTING PERIOD: 07/01/2016 - 06/30/2017

REGISTRANT ADDRESS: 4400 Biscayne Boulevard 9th Floor, Miami, FL 33137

NAME OF SERIES (AS APPLICABLE):  THE FAIRHOLME ALLOCATION FUND

The Fairholme Allocation Fund Proxy Voting Record

SERITAGE GROWTH PROPERTIES

Security	81752R100	Meeting Type	Annual

Ticker Symbol	SRG	Meeting Date	25-Apr-2017

ISIN	US81752R1005	Agenda	934545697 - Management

ITEM	PROPOSAL	PROPOSED BY	VOTE	FOR/AGAINST MANAGEMENT

1A.	ELECTION OF CLASS II TRUSTEE: KENNETH T. LOMBARD	MANAGEMENT	FOR	FOR

1B.	ELECTION OF CLASS II TRUSTEE: BENJAMIN SCHALL	MANAGEMENT	FOR	FOR

2.	THE RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2017.	MANAGEMENT	FOR	FOR

3.	ADVISORY VOTE TO APPROVE SERITAGE GROWTH PROPERTIES’ EXECUTIVE COMPENSATION.	MANAGEMENT	FOR	FOR

4.	THE DETERMINATION, ON AN ADVISORY BASIS, OF THE FREQUENCY IN WHICH SHAREHOLDERS WILL PARTICIPATE IN ANY ADVISORY VOTE ON EXECUTIVE COMPENSATION.	MANAGEMENT	1 YEAR	FOR

SEARS HOLDINGS CORPORATION

Security	812350106	Meeting Type	Annual

Ticker Symbol	SHLD	Meeting Date	10-May-2017

ISIN	US8123501061	Agenda	934559545 - Management

ITEM	PROPOSAL	PROPOSED BY	VOTE	FOR/AGAINST MANAGEMENT

1.	DIRECTOR	MANAGEMENT

	1 BRUCE R. BERKOWITZ		FOR	FOR

	2 PAUL G. DEPODESTA		FOR	FOR

	3 KUNAL S. KAMLANI		FOR	FOR

	4 WILLIAM C. KUNKLER, III		FOR	FOR

	5 EDWARD S. LAMPERT		FOR	FOR

	6 ANN N. REESE		FOR	FOR

	7 THOMAS J. TISCH		FOR	FOR

2.	ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	MANAGEMENT	FOR	FOR

3.	ADVISORY VOTE ON THE FREQUENCY OF THE ADVISORY VOTE ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	MANAGEMENT	1 YEAR	FOR

4.	RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE OF DELOITTE & TOUCHE LLP AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2017.	MANAGEMENT	FOR	FOR

LANDS’ END, INC.

Security	51509F105	Meeting Type	Annual

Ticker Symbol	LE	Meeting Date	11-May-2017

ISIN	US51509F1057	Agenda	934559228 - Management

ITEM	PROPOSAL	PROPOSED BY	VOTE	FOR/AGAINST MANAGEMENT

1.	DIRECTOR	MANAGEMENT

	1 ROBERT A. BOWMAN		FOR	FOR

	2 ROBERT GALVIN		FOR	FOR

	3 JEROME S. GRIFFITH		FOR	FOR

	4 ELIZABETH LEYKUM		FOR	FOR

	5 JOSEPHINE LINDEN		FOR	FOR

	6 JOHN T. MCCLAIN		FOR	FOR

	7 JIGNESH PATEL		FOR	FOR

	8 JONAH STAW		FOR	FOR

2.	ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	MANAGEMENT	FOR	FOR

3.	APPROVE THE LANDS’ END, INC. 2017 STOCK PLAN.	MANAGEMENT	FOR	FOR

4.	RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE OF DELOITTE & TOUCHE LLP AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2017.	MANAGEMENT	FOR	FOR

IMPERIAL METALS CORPORATION

Security	452892102	Meeting Type	Annual

Ticker Symbol	IPMLF	Meeting Date	25-May-2017

ISIN	CA4528921022	Agenda	934600645 - Management

ITEM	PROPOSAL	PROPOSED BY	VOTE	FOR/AGAINST MANAGEMENT

01	DIRECTOR	MANAGEMENT

	1 PIERRE LEBEL		FOR	FOR

	2 J. BRIAN KYNOCH		FOR	FOR

	3 LARRY G. MOELLER		FOR	FOR

	4 THEODORE W. MURARO		FOR	FOR

	5 LAURIE PARE		FOR	FOR

	6 EDWARD A. YURKOWSKI		FOR	FOR

02	APPOINTMENT OF DELOITTE LLP AS AUDITORS OF THE COMPANY FOR THE ENSUING YEAR AND AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION.	MANAGEMENT	FOR	FOR

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	August 2, 2017

*	Print the name and title of each signing officer under his or her signature.